Financial Instruments and Risk Management (Details) (Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 30, 2010	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006	Dec. 31, 2009 Cancellable swaps [Member]	Dec. 20, 2010 Micron Technology Inc. [Member]	Dec. 31, 2010 Micron Technology Inc. [Member]
Additional Financial Instruments and Risk Management (Textual) [Abstract]
Notional amount of Derivative Instruments Not Designated as a Hedge	$ 874		$ 874		$ 517	$ 874	$ 717
Maximum percentage for Research and development and Corporate costs of the total forecasted transactions						80.00%
Maximum percentage for manufacturing costs of forecasted transactions						70.00%
Realized gain (loss) on Reduction in Cost of Sale					65	37	29
Realized gain (loss) on Reduction in Operating Expenses					52	42	42
Notional amount for hedge	1,850		1,850		1,759	1,850	1,354
Deferred Gain on Derivative Instrument, net of tax					(126)	57	(4)
Deferred Gain on Derivative Instrument, Tax					9	1
Amount Reclassified as Other Income and Expenses, net					0	0
Period of accumulated other comprehensive income (loss)						24 months
Notional amount of fair value hedge								200
Disposal of financial instrument					6		26
Notional share amount of price risk derivatives	20,056,131	5,000,000	10,000,000
Contingency premium paid on zero-cost collars					9	9
Shares Sold	20,000,000		10,000,000
Cumulative change in fair value of the collars						27
Maximum outstanding amount per instrument with each Bank , as percentage of total							20.00%
Maximum outstanding percentage of counterparty risk							15.00%
Percentage of trade account receivable represented by one customer	14.80%		14.80%		11.30%	14.80%
Subsidiary or Equity Method Investee [Line Items]
Proceeds from sale of derivatives										16	5
Gain (loss) on the sale of derivatives											4
Notional amount to hedge forecasted sales, shares											40,000,000
Derivative [Line Items]
Gain (loss) on financial instruments				$ 6					$ 8